Transactions with related parties (Details) € in Thousands					6 Months Ended
	Apr. 20, 2026 USD ($)	Jan. 01, 2021 USD ($)	Nov. 18, 2018	Mar. 21, 2014	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 30, 2014 USD ($)
Transactions with related parties
Management fees-related party					$ 3,462,000		$ 3,361,000
Charter hire commissions					957,000		970,000
Due from related party					1,350,000			$ 1,350,000
Due from related party, current								1,875,000
Due to related party					546,000
Administrative services fee					$ 60,000		60,000
Foreign currency exchange rate					1.1734
Executive service fee					$ 316,000		289,000
Other Partnership expenses due from Manager
Transactions with related parties
Due from related party, current								190,000
Due to related party								190,000
Security deposits to Manager
Transactions with related parties
Due from related party					$ 1,350,000			1,350,000
FuelEU Compliance Pooling Agreement
Transactions with related parties
Related party transaction	$ 573,000
Master Agreement
Transactions with related parties
Management fees payable		$ 2,750
Management fees annual upward percentage adjustment					3.00%	3.00%
Administrative services days termination notice					6 months	6 months
Related party transaction, terms and manner of settlement					5%	5%
Management fees-related party					$ 3,462,000		3,361,000
Charter hire commission payable to the management company					1.25%	1.25%
Dynagas Ltd
Transactions with related parties
Management fees payable					$ 3,200		3,100
Charter hire commission payable to the management company					1.25%	1.25%
Charter hire commissions					$ 957,000		970,000
Dynagas Ltd | Working capital advances
Transactions with related parties
Due from related party, current								$ 1,685,000
Due to related party					516,000
Executive services agreement
Transactions with related parties
Annual executive services fee					$ 631,000	€ 538
Executive services agreement initial term
Transactions with related parties
Executive services agreement duration period				5 years
Executive services agreement automatic renewal
Transactions with related parties
Executive services agreement duration period			5 years
Administrative services agreement
Transactions with related parties
Administrative services days termination notice					120 days	120 days
Administrative services fee					$ 60,000		$ 60,000
Due to related party					$ 30,000
Administrative services agreement | Security deposits to Manager | Monthly fee
Transactions with related parties
Due to related party									$ 10,000